CAPITAL STOCK (Narrative) (Details)								1 Months Ended		12 Months Ended			13 Months Ended
	May 13, 2024 $ / shares	May 13, 2024 USD ($) $ / shares shares	Apr. 27, 2023 $ / shares	Apr. 27, 2023 USD ($) $ / shares shares	Dec. 14, 2022 $ / shares	Dec. 14, 2022 USD ($) $ / shares shares	Jul. 01, 2022 USD ($)	Jan. 31, 2022 shares	Jul. 30, 2011	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Jan. 31, 2025 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized | shares										250,000,000	250,000,000
Common stock, par value per share | $ / shares										$ 0.001	$ 0.001
Repurchase of shares										$ 155,583	$ 171,325	$ 156,249
Treasury shares cancelled | shares								11,300			28,500		11,300
Stock option plan, rolling percentage									10.00%
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term										8 years 10 months 24 days	10 years 8 months 12 days
Stock-based compensation										$ 139,138	$ 23,750	237,078
Number of Options, Granted | shares										275,000	62,500
Weighted Average Exercise Price, Granted | $ / shares										$ 1.3	$ 0.92
Fair value of stock options granted and vested										$ 139,138	$ 23,750	$ 237,078
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term									20 years
First Repurchase [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares (shares) | shares										178,200	234,200
Repurchase of shares										$ 155,584	$ 150,582
Second Repurchase [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares										$ 20,744	$ 6,892
Common shares re-purchased which were held in treasury | shares											11,500
Treasury shares cancelled | shares										28,500
Third Repurchase [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares (shares) | shares										11,300	28,500
Treasury Stock, Common, Value										$ 17,239	$ 20,744
Options granted to insiders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted | shares		275,000		62,500		350,000
Expense of share-based payment arrangement		$ 139,138		$ 23,750		$ 120,563
Weighted Average Exercise Price, Granted | (per share)	$ 1.3	$ 0.95	$ 0.92	$ 0.68	$ 0.81	$ 0.6
Options granted to non-insiders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted | shares						100,000
Expense of share-based payment arrangement						$ 34,447
Weighted Average Exercise Price, Granted | (per share)					$ 0.81	$ 0.6
Options granted to consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense of share-based payment arrangement						$ 4,976
Option terms to maturity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense of share-based payment arrangement							$ 77,092